Related Party and Party-in-Interest Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Percentage of investments to common stock	22.40%	23.10%
Common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares held (in shares)	1,683,922	1,852,747
Common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 6,359,614